Loss on sale of vessels	12 Months Ended
Dec. 31, 2020
Loss on sale of vessel
Sale of vessels

9.   Loss on sale of vessels

In November 2018, the Company agreed to terms for the sale of the Ardmore Seatrader. Effective November 2018, the Company reclassified the vessel as held for sale and ceased to depreciate the vessel. The Company exercised its purchase option on the financing transaction in January 2019 and repaid all amounts outstanding under the finance lease. The price for the subsequent sale of the vessel by the Company was $8.3 million, resulting in a loss of $6.4 million which was recognized in 2018. The vessel was delivered to the buyer in January 2019.

The loss on the vessel held for sale for the year ended December 31, 2018 is calculated as follows:

Seatrader
Sales proceeds	8,250,000
Net book value of vessel	(14,444,217)
Sales related costs	(166,596)
Loss on vessel held for sale	(6,360,813)

In February 2019, the Company agreed to terms for the sale of the Ardmore Seamaster. Effective February 1, 2019, the Company reclassified the vessel as held for sale and ceased to depreciate the vessel. The Company repaid the outstanding debt facility on the vessel in February 2019. The sales price for the vessel was $9.7 million, resulting in a loss of $6.6 million when the vessel delivered to the buyer in February 2019.

In May 2019, the Company agreed to terms for the sale of the Ardmore Seafarer. Effective May 7, 2019, the Company reclassified the vessel as held for sale and ceased to depreciate the vessel. The Company repaid the outstanding debt facility on the vessel in May 2019. The sales price for the vessel was $9.1 million, resulting in a loss of $6.6 million when the vessel delivered to the buyer in May 2019.

The loss on the sale of vessels for the year ended December 31, 2019 is calculated as follows:

	Seamaster	Seafarer	Total
Sales proceeds (1)	9,700,000	9,100,000	18,800,000
Net book value of vessels	(15,979,901)	(15,537,708)	(31,517,609)
Sales related costs	(223,178)	(99,503)	(322,681)
Debt termination costs and related finance fees	(66,684)	(55,218)	(121,902)
Loss on sale of vessels	(6,569,763)	(6,592,429)	(13,162,192)

In December 2020, Ardmore agreed to terms for the sale of the Ardmore Seamariner. Effective December 2020, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. The Company repaid all amounts outstanding under the related term loan in January 2021. The sale price for the vessel was $10.0 million, resulting in a net loss of $6.4 million which was recognized in the year ended December 31, 2020.  The vessel was delivered to the buyer in January 2021.

The loss on the vessel held for sale for the year ended December 31, 2020 is calculated as follows:

Seamariner
Sales proceeds	10,000,000
Net book value of vessel	(16,342,309)
Sales related costs	(105,000)
Loss on vessel held for sale	(6,447,309)